Note 1 - Organization and Nature of Business (Details Textual) - USD ($)					2 Months Ended	12 Months Ended
	Aug. 05, 2024	Apr. 07, 2024	Mar. 28, 2024	Dec. 31, 2022	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 02, 2024	Aug. 01, 2024	Jun. 30, 2024	Oct. 23, 2023	Sep. 06, 2023	Sep. 05, 2023	Aug. 14, 2023	Jun. 30, 2023	May 01, 2023	Aug. 11, 2022
Net Income (Loss) Attributable to Parent						$ (10,753,038)	$ (15,966,294)
Net Cash Provided by (Used in) Operating Activities						(6,653,784)	(13,454,990)
Retained Earnings (Accumulated Deficit)						(53,792,500)	(43,039,462)
Cash						7,974,650	781,318
Working Capital						6,300,000
Proceeds from Issuance or Sale of Equity	$ 21,600,000
Proceeds from Issuance or Sale of Equity, Gross	$ 22,000,000
Salem Loan Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 8,000,000
Long-Term Line of Credit						$ 4,500,000		$ 4,500,000	$ 12,000,000	$ 12,000,000	$ 1,250,000	$ 1,750,000		$ 1,500,000	$ 5,500,000	$ 1,500,000	$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage						14.00%			14.00%				14.00%	14.00%
Debt Instrument, Interest Rate, Stated Percentage, Paid in Kind						3.00%			3.00%
Debt Instrument, Interest Rate, Stated Percentage, Paid in Cash						11.00%		12.00%	11.00%
Unit Purchase Agreement in Private Placement Offering [Member]
Proceeds from Issuance or Sale of Equity		$ 5,100,000	$ 5,000,000	$ 5,000,000	$ 9,200,000
Proceeds from Issuance or Sale of Equity, Net		$ 3,000,000	$ 3,000,000
Spectrum Loan Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 3,750,000
Proceeds from Issuance of Long-Term Debt						600,000
Long-Term Line of Credit						600,000
Approximate [Member]
Net Cash Provided by (Used in) Operating Activities						$ (6,700,000)	$ (13,500,000)